Other Income and Expense	12 Months Ended
Dec. 31, 2014
Other Income and Expenses [Abstract]
Other Income and Expense [Text Block]
Note 6 – Other Income and Expenses
The following table presents certain gains or losses reflected in Other (income) expense – net within Costs and expenses in our Consolidated Statement of Income:

	Years Ended December 31,
	2014	2013	2012
	(Millions)
Williams Partners
Contingency gain settlement	$(154)	$—	$—
Impairment of certain materials and equipment (See Note 17)	52	—	—
Net gain related to partial acreage dedication release	(12)	—	—
Amortization of regulatory assets associated with asset retirement obligations	33	30	7
Write-off of the Eminence abandonment regulatory asset not recoverable through rates	(3)	12	—
Insurance recoveries associated with the Eminence abandonment	—	(16)	—
Project feasibility costs	2	4	21
Capitalization of project feasibility costs previously expensed	(5)	(1)	(19)
Loss associated with a producer claim	—	25	—
Loss related to sale of certain assets	10	—	—
Williams NGL & Petchem Services
Write-off of an abandoned project	—	20	—

The reversals of project feasibility costs from expense to capital at Williams Partners are associated with natural gas pipeline expansion projects. These reversals were made upon determining that the related projects were probable of development. These costs are now included in the capital costs of the projects, which we believe are probable of recovery through the project rates.
In November 2014, we settled a claim arising from the resolution of a contingent gain related to claims associated with the purchase of a business in a prior period. Pursuant to the settlement, we received $154 million in cash, all of which has been recognized as a gain in the fourth quarter of 2014.
Geismar Incident
On June 13, 2013, an explosion and fire occurred at Williams Partners’ Geismar olefins plant. The incident (Geismar Incident) rendered the facility temporarily inoperable and resulted in significant human, financial, and operational effects.
At the time of the incident, we had insurance coverage for repair and replacement costs, lost production, and additional expenses related to the incident as follows:

•
Property damage and business interruption coverage with a combined per-occurrence limit of $500 million and retentions (deductibles) of $10 million per occurrence for property damage and a waiting period of 60 days per occurrence for business interruption;

•	General liability coverage with per-occurrence and aggregate annual limits of $610 million and retentions (deductibles) of $2 million per occurrence;

•	Workers’ compensation coverage with statutory limits and retentions (deductibles) of $1 million total per occurrence.
We expensed $13 million at Williams Partners during 2013 of costs under our insurance deductibles reported in Operating and maintenance expenses in the Consolidated Statement of Income. During the years ended December 31, 2014 and 2013, we received $246 million and $50 million, respectively, of insurance recoveries related to the Geismar Incident. These amounts are reported within Williams Partners and reflected as gains in Net insurance recoveries – Geismar Incident in our Consolidated Statement of Income. Also, during the years ended December 31, 2014 and 2013, we incurred $14 million, and $10 million, respectively, of covered insurable expenses in excess of our retentions (deductibles) also included in Net insurance recoveries – Geismar Incident.
Additional Items
The year ended December 31, 2014, includes $18 million of project development costs related to the Bluegrass Pipeline reported within Williams NGL & Petchem Services and reflected in Selling, general, and administrative expenses in the Consolidated Statement of Income.
Selling, general, and administrative expenses in 2014 includes $15 million of employee-related transition costs and $11 million of consulting, legal, and accounting fees related to the Merger reported primarily within the Williams Partners segment, in addition to $10 million of general corporate expenses associated with integration and re-alignment of resources. Operating and maintenance expenses in 2014 also includes $15 million of employee-related transition costs associated with the Merger reported within the Williams Partners segment.
Other income (expense) – net below Operating income (loss) includes $44 million, $22 million, and $21 million for allowance for equity used during construction (AFUDC) for the years ended December 31, 2014, 2013, and 2012, respectively. AFUDC increased during 2014 due to the increase in spending on Constitution and various Transco expansion projects.
We engaged a consulting firm in 2012 to assist in better aligning resources to support our business strategy following the spin-off of WPX Energy, Inc. (WPX). In 2012, we recorded $26 million of reorganization-related costs, including consulting costs, to Selling, general, and administrative expenses.